The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2020

Royce Dividend Value Fund
Royce Total Return Fund

I. Effective as of January 4, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Dividend Value Fund and Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020.

Royce Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. They are assisted by Portfolio Manager George Necakov. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020. Mr. Necakov became assistant portfolio manager in 2005.

II. Effective as of January 4, 2021, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

III. Effective as of January 4, 2021, the information below relating Miles Lewis is added under the heading “Management of the Funds.”

Miles Lewis

Portfolio Manager

Employed by Royce since May 2020

Portfolio Manager for:

Royce Dividend Value Fund

Royce Total Return Fund

Worked at American Century Investments for previous ten years, six of which were spent as a Portfolio Manager. Prior to that, Mr. Lewis worked at MBIA and Accenture.

January 4, 2021

ISIPM-010421

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2020

Royce Dividend Value Fund
Royce Total Return Fund

I. Effective as of January 4, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for each of Royce Dividend Value Fund and Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Dividend Value Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020.

Royce Total Return Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Miles Lewis manages the Fund with him. They are assisted by Portfolio Manager George Necakov. Mr. Royce has been portfolio manager since the Fund’s inception. Mr. Lewis became portfolio manager on May 18, 2020. Mr. Necakov became assistant portfolio manager in 2005.

II. Effective as of January 4, 2021, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

III. Effective as of January 4, 2021, the information below relating Miles Lewis is added under the heading “Management of the Funds.”

Miles Lewis

Portfolio Manager

Employed by Royce since May 2020

Portfolio Manager for:

Royce Dividend Value Fund

Royce Total Return Fund

Worked at American Century Investments for previous ten years, six of which were spent as a Portfolio Manager. Prior to that, Mr. Lewis worked at MBIA and Accenture.

January 4, 2021

CRPM-010421